Taxes - Provision for income tax (Details) - USD ($)	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Taxes
Current	$ 24,144	$ 27,860
Deferred	0	0
Total	$ 24,144	$ 27,860